FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis as of June 30, 2016, and 2017 are stated below:

	June 30, 2016
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:

Derivative financial liability (i)	$-	$-	$398	$398
Total liabilities measured at fair value on a recurring basis	$-	$-	$398	$398

	June 30, 2017
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:

Derivative financial liability (i)	$-	$-	$487	$487
Total liabilities measured at fair value on a recurring basis	$-	$-	$487	$487

(i)
The derivative financial liability represents the fair value of the non-conversion compensation feature (note 13). The Company engaged an independent third-party appraiser to assist with the valuation of the feature. The Company is ultimately responsible for the fair value of the non-conversion compensation feature recorded in the consolidated financial statements. The Company adopted the binomial model to assess the fair value of such feature as of year-end. The non-conversion compensation feature is equal to the difference between the fair value of the whole Convertible Bond with the non-conversion compensation feature and the whole Convertible Bond without the non-conversion feature. The significant unobservable inputs used in the fair value measurement of the non-conversion compensation feature includes the risk-free rate of return, expected volatility, expected life of the Convertible Bond and expected ordinary dividend yield. The changes in fair value of the non-conversion compensation feature during fiscal year 2016 and 2017 are shown in the following table.

Fair value measurements as of June 30, 2017 using significant unobservable inputs
(Level 3)
Non-conversion compensation feature related to the Convertible Bond

Balance as at June 30, 2016	$398
Change in fair-value (included within other expenses, net)	89
Balance as of June 30, 2017	$487

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
Assets measured at fair value on a nonrecurring basis as of June 30, 2017 are stated below:

	June 30, 2017
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:

Retained non-controlling interest in a former subsidiary(i)	$-	$-	$22,737	$22,737
Goodwill(ii)	-	-	11,488	11,488

Total assets measured at fair value on a non-recurring basis	$-	$-	$34,225	$34,225

(i)
During the year ended June 30, 2017, the investment in Hollycon was measured based on significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain terminal growth rate and discount rate (Note 10).

(ii)
As of June 30, 2017, the Company’s goodwill of $11,488 was related to the acquisition of Concord Group and $35,838 was related to the acquisition of Bond Group. The Company engaged an independent third-party appraiser to assist with the valuation of the goodwill related to the Concord and Bond Groups. The Company is ultimately responsible for the fair value of the goodwill recorded in the consolidated financial statements. For the purposes of step one of the goodwill impairment test, the Company has adopted the income approach, in particular the discounted cash flow approach, to evaluate the fair value of the reporting unit. In applying the discounted cash flow approach, key assumptions include the amount and timing of future expected cash flows, terminal value growth rates and appropriate discount rates. For the purpose of step two of the goodwill impairment test, the Company has allocated the fair value of the reporting unit derived in step one to the assets and liabilities of the reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Company adopted the multi-period excess earnings model to evaluate the fair value of the intangible assets of the reporting unit, which was then used to compute the implied fair value of the goodwill via a residual approach. As a result, the Company recorded a goodwill impairment charge of $11,211 (Note 9).